Business Combination - Summary of Reconciles Elements of Business Combination (Details) - USD ($) $ in Thousands		6 Months Ended
	Feb. 02, 2022	Jun. 30, 2022
Business Acquisition [Line Items]
Less: warrant liabilities assumed		$ (1,341)
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Business Acquisition [Line Items]
Gross Proceeds	$ 136,373
Less: total transaction costs	(26,660)
Add: transaction costs paid in 2021	4,080
Cash proceeds from Business Combination received in 2022	78,543
Less: transaction costs paid in 2021	(4,080)
Less: warrant liabilities assumed	(1,341)
Less: net liabilities assumed in the Business Combination	(133)
Reverse merger, net of transactions costs	72,989
Envi Trust [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Business Acquisition [Line Items]
Cash (net of redemption)	12,123
Pipe Investors [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Business Acquisition [Line Items]
Cash (net of redemption)	124,250
Less: cash proceeds from Convertible notes - PIPE Investors	$ (35,250)